ROYALTY INCOME	3 Months Ended
Feb. 28, 2022
Royalty Income
ROYALTY INCOME

21.  ROYALTY INCOME

IndieFlix earns royalty income from its participating net profit rights in three separate US Limited Liability Companies (“LLC”) for which IndieFlix acts as a manager.

The Company has recognized $12,068 (February 28, 2021 - $nil ) of royalty income during the three months ended February 28, 2022.